Principal Accounting Policies (Schedule of Classification of Share-based Compensation Expense) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Share-based compensation [Line Items]
Share-based compensation expense	¥ 92,419	$ 13,310	¥ 65,143	¥ 39,173
Cost of revenue [Member]
Share-based compensation [Line Items]
Share-based compensation expense	891	128	784	800
Research and product development [Member]
Share-based compensation [Line Items]
Share-based compensation expense	5,702	821	3,538	1,972
Sales and marketing [Member]
Share-based compensation [Line Items]
Share-based compensation expense	1,390	200	1,136	857
General and administrative [Member]
Share-based compensation [Line Items]
Share-based compensation expense	¥ 84,436	$ 12,161	¥ 59,685	¥ 35,544